Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 45,545	$ 66,137
Government institutions	62,398	80,928
Derivative instruments	23,886	22,549
Held-for-sale investment	5,602	6,183
Other	17,114	21,808
Other receivables and prepaid expenses	160,728	199,148
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 6,183	$ 1,543